STATEMENTS OF CONSOLIDATED OPERATIONS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues and other income
Revenues	€ 29,643	€ (11,609)	€ 30,058
Other income	2,950	4,419	6,150
Total revenues and other income	32,593	(7,191)	36,207
Research and development expenses	(23,115)	(40,541)	(38,396)
Selling, general and administrative expenses	(20,360)	(20,527)	(22,049)
Other operating income and expenses	64	(134)	(2,542)
Total operating expenses	(43,411)	(61,202)	(62,986)
Operating income (loss)	(10,818)	(68,392)	(26,779)
Financial income	2,092	7,849	2,002
Financial expenses	(15,233)	(7,488)	(14,803)
Net financial income (loss)	(13,141)	361	(12,801)
Income tax	(3)	(101)	(120)
Net loss for the period	€ (23,961)	€ (68,132)	€ (39,700)
Basic loss per share (in euro per share)	€ (0.50)	€ (1.44)	€ (1.08)
Diluted loss per share (in euro per share)	€ (0.50)	€ (1.44)	€ (1.08)